SUPPLEMENT TO THE PROSPECTUS OF
FIDELITY RETIREMENT RESERVES®
ISSUED BY FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY ("FILI")

SUPPLEMENT TO THE PROSPECTUS OF
RETIREMENT RESERVES ISSUED BY
EMPIRE FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY ("EFILI")

EACH DATED JULY 1, 2005

The following disclosure replaces "The Funds" section in your prospectus

THE FUNDS

There are currently forty-four Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
VIP Money Market	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
VIP International Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Freedom Income	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Freedom 2005	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2010	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisrs , Inc.
VIP Freedom 2015	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2020	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2025	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2030	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Aggressive Growth	Seeks capital appreciation	Fidelity Management & Research Company
Fund	Investment Objective	Investment Adviser or any Sub-Adviser
VIP Growth Stock	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Leaders	Seeks capital appreciation	Fidelity Management & Research Company
VIP High Income	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
VIP Overseas	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Dynamic Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Strategies	Seeks capital appreciation	Fidelity Management & Research Company
VIP Strategic Income	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
VIP Real Estate	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500®	Fidelity Management & Research Company
VIP Equity-Income	Seeks reasonable income while also considering capital appreciation	Fidelity Management & Research Company
VIP Growth	Seeks to achieve capital appreciation	Fidelity Management & Research Company
VIP Asset ManagerSM	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
VIP Investment Grade Bond	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
VIP Index 500

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®, while keeping transaction costs and other expenses low

Geode Capital Management, LLC
VIP Asset Manager: Growth®	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
VIP Contrafund®	Seeks long-term capital appreciation	Fidelity Management & Research Company
VIP Growth & Income	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
VIP Growth Opportunities	Seeks to provide capital growth	Fidelity Management & Research Company
VIP Balanced	Seeks both income and capital growth	Fidelity Management & Research Company
VIP Mid Cap	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Consumer Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Cyclical Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Financial Services	Seeks capital appreciation	Fidelity Management & Research Company
VIP Health Care	Seeks capital appreciation	Fidelity Management & Research Company
VIP Natural Resources	Seeks capital appreciation	Fidelity Management & Research Company
VIP Technology	Seeks capital appreciation	Fidelity Management & Research Company
VIP Telecommunications & Utilities Growth	Seeks capital appreciation	Fidelity Management & Research Company
Fund	Investment Objective	Investment Adviser or any Sub-Adviser
MORGAN STANLEY
Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Asset Management
Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Asset Management
Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Asset Management
International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Asset Management
CREDIT SUISSE
International Focus	Seeks long-term capital appreciation by investing in equity securities of issuers from at least three foreign countries	Credit Suisse Asset Management, LLC
Global Small Cap*	Seeks long-term growth of capital by investing in equity securities of small companies from at least three countries, including the U.S.	Credit Suisse Asset Management, LLC
Small Cap Growth	Seeks capital growth by investing in equity securities of small U.S. growth companies	Credit Suisse Asset Management, LLC

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442.

* Formerly known as Global Post-Venture Capital.